INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes attributable to continuing operations
The provision for income taxes attributable to continuing operations for the years ended December 31, 2016 and 2015 are presented below:

	Year Ended December 31,
(Amounts in 000's)	2016	2015
Current Tax Expense:
Federal	$—	$8
	$—	$8
Deferred Tax Expense:
Federal	$(163)	$102
	$(163)	$102
Total income tax expense	$(163)	$110

Schedule of income tax expense applicable to continuing and discontinued operations
The income tax expense applicable to continuing and discontinued operations is presented below:

	Year Ended December 31,
(Amounts in 000's)	2016	2015
Income tax expense on continuing operations	$(163)	$110
Income tax (benefit) expense on discontinued operations	—	251
Total income tax (benefit) expense	$(163)	$361

Schedule of tax effect of significant temporary differences representing deferred tax assets and liabilities
At December 31, 2016 and 2015, the tax effect of significant temporary differences representing deferred tax assets and liabilities are as follows:

	Year Ended December 31,
(Amounts in 000's)	2016	2015
Net deferred tax asset (liability):
Allowance for doubtful accounts	$4,475	$5,839
Accrued expenses	3,374	1,047
Net operating loss carry forwards	21,624	21,521
Property, equipment & intangibles	(4,004)	(4,526)
Stock based compensation	268	125
Convertible debt adjustments	261	206
Total deferred tax assets	25,998	24,212
Valuation allowance	(26,224)	(24,601)
Net deferred tax liability	$(226)	$(389)

Schedule of differences between income taxes computed at the federal statutory rate and the provision for income taxes
The items accounting for the differences between income taxes computed at the federal statutory rate and the provision for income taxes are as follows:

	Year Ended December 31,
	2016	2015
Federal income tax at statutory rate	34.0%	34.0%
State and local taxes	(0.4)%	2.4%
Consolidated VIE LLC	—%	1.0%
Nondeductible expenses	(20.6)%	(7.3)%
Other	(0.1)%	(2.6)%
Change in valuation allowance	(11.7)%	(28.8)%
Effective tax rate	1.2%	(1.3)%